Variable Portfolio – Partners International Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 1.4%
BHP Group Ltd.	41,100	1,148,137
Macquarie Group Ltd.	40,600	5,893,092
Santos Ltd.	1,398,900	6,212,319
Sonic Healthcare Ltd.	263,100	3,726,518
Whitehaven Coal Ltd.	716,200	3,126,132
Total		20,106,198
Belgium 1.0%
Anheuser-Busch InBev SA/NV	101,400	6,061,356
KBC Group NV	66,600	7,981,274
Total		14,042,630
Brazil 1.0%
Ambev SA	3,000,100	6,803,740
Banco do Brasil SA	1,854,300	7,664,916
Total		14,468,656
Canada 1.3%
Canadian National Railway Co.	39,400	3,715,496
CCL Industries, Inc., Class B	55,900	3,150,676
Magna International, Inc.	237,496	11,252,775
Total		18,118,947
China 4.7%
Alibaba Group Holding Ltd.	849,200	18,991,608
China Merchants Bank Co., Ltd., Class H	1,647,500	9,860,248
China Overseas Land & Investment Ltd.	8,645,343	15,921,972
Haier Smart Home Co., Ltd., Class H	4,784,600	15,522,204
SITC International Holdings Co., Ltd.	270,200	1,040,252
Weichai Power Co., Ltd., Class H	3,386,000	6,057,441
Total		67,393,725
Denmark 1.3%
Danske Bank A/S	345,981	14,778,431
Novo Nordisk A/S, Class B	45,800	2,550,220
Rockwool A/S, Class B	37,000	1,379,412
Total		18,708,063
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.4%
Nokia OYJ	790,324	3,800,510
Nokia OYJ, ADR	526,359	2,531,787
Total		6,332,297
France 11.8%
Accor SA	227,040	10,786,760
Amundi SA	239,637	19,045,046
Arkema SA	171,848	10,896,544
Capgemini SE	50,200	7,323,045
Cie de Saint-Gobain SA	52,400	5,677,622
Cie Generale des Etablissements Michelin SCA	517,609	18,641,031
Edenred SE	163,600	3,896,087
La Francaise des Jeux SAEM	41,200	1,381,525
Rexel SA	497,027	16,363,738
Sanofi SA	230,011	21,780,640
Societe Generale SA	206,100	13,721,380
Sodexo SA	63,004	3,975,189
Teleperformance SE	237,059	17,706,744
TotalEnergies SE	108,600	6,614,678
Veolia Environnement SA	368,740	12,574,771
Total		170,384,800
Germany 11.4%
Allianz SE, Registered Shares	15,100	6,352,972
Aumovio SE(a)	78,924	3,254,245
BASF SE	399,224	19,946,927
Bayer AG, Registered Shares	330,469	11,001,694
Continental AG	157,849	10,442,658
CTS Eventim AG & Co. KGaA	24,200	2,375,822
Daimler Truck Holding AG	435,136	17,993,535
Deutsche Boerse AG	20,200	5,409,381
Deutsche Post AG	136,811	6,113,721
Evonik Industries AG	445,158	7,740,889
Fresenius Medical Care AG	240,660	12,715,888
Heidelberg Materials AG	40,600	9,177,456
Infineon Technologies AG	178,100	6,986,894
Mercedes-Benz Group AG, Registered Shares	132,639	8,360,236
Merck KGaA	50,600	6,565,082

Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SAP SE	48,100	12,879,604
Siemens AG, Registered Shares	40,000	10,799,121
Zalando SE(a)	203,300	6,238,916
Total		164,355,041
Hong Kong 2.5%
AIA Group Ltd.	850,100	8,147,329
CK Asset Holdings Ltd.	756,900	3,665,746
CK Hutchison Holdings Ltd.	1,394,100	9,159,213
Galaxy Entertainment Group Ltd.	2,631,000	14,466,182
Total		35,438,470
Indonesia 0.3%
PT Bank Rakyat Indonesia Persero Tbk	20,766,700	4,867,351
Ireland 3.0%
AerCap Holdings NV	74,300	8,990,300
AIB Group PLC	1,023,200	9,328,251
Bank of Ireland Group PLC	885,977	14,669,403
Ryanair Holdings PLC	109,600	3,202,777
Smurfit WestRock PLC	153,800	6,547,266
Total		42,737,997
Israel 0.4%
Check Point Software Technologies Ltd.(a)	27,100	5,607,261
Italy 0.9%
Enel SpA	1,440,497	13,650,928
Japan 18.8%
Bridgestone Corp.	163,300	7,547,427
Canon, Inc.	143,200	4,179,019
Dai Nippon Printing Co., Ltd.	78,700	1,338,273
Daikin Industries Ltd.	141,300	16,286,537
FANUC Corp.	158,600	4,557,681
Fujitsu Ltd.	418,900	9,826,696
Fukuoka Financial Group, Inc.	195,800	5,856,109
Hitachi Ltd.	463,200	12,271,589
Iida Group Holdings Co., Ltd.	219,400	3,498,998
Komatsu Ltd.	427,200	14,882,456
Kyocera Corp.	410,800	5,518,562
MinebeaMitsumi, Inc.	752,500	14,140,066
Murata Manufacturing Co., Ltd.	944,600	17,932,340
Nintendo Co., Ltd.	43,200	3,737,632
Common Stocks (continued)
Issuer	Shares	Value ($)
Olympus Corp.	1,372,700	17,355,073
ORIX Corp.	408,800	10,729,361
Panasonic Holdings Corp.	500,800	5,435,733
Rakuten Group, Inc.(a)	914,900	5,932,819
Renesas Electronics Corp.	355,200	4,086,645
Resona Holdings, Inc.	720,150	7,343,584
SBI Holdings, Inc.	214,000	9,317,020
Seven & I Holdings Co., Ltd.	671,400	9,009,127
Sony Financial Holdings, Inc.(a)	598,200	663,386
Sony Group Corp.	598,200	17,196,277
Sumitomo Mitsui Financial Group, Inc.	622,900	17,523,968
Suntory Beverage & Food Ltd.	409,200	12,789,106
Takeda Pharmaceutical Co., Ltd.	221,700	6,511,416
TDK Corp.	1,255,100	18,174,857
Toray Industries, Inc.	497,000	3,170,744
Toyota Industries Corp.	29,000	3,261,586
Total		270,074,087
Luxembourg 1.8%
ArcelorMittal SA	544,356	19,638,141
Eurofins Scientific SE	84,100	6,133,109
Total		25,771,250
Netherlands 6.9%
ASML Holding NV	15,000	14,627,806
EXOR NV	20,500	2,006,452
Heineken Holding NV	69,720	4,787,193
ING Groep NV	870,720	22,826,583
Koninklijke Philips NV	449,271	12,307,359
Prosus NV, Class N(a)	128,700	9,101,027
Randstad NV	304,668	12,990,817
Shell PLC	220,000	7,841,029
Shell PLC, ADR	185,989	13,303,793
Total		99,792,059
Norway 2.3%
Aker BP ASA	192,504	4,885,624
DNB Bank ASA	369,200	10,062,915
Equinor ASA	740,067	18,047,362
Total		32,995,901
Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.8%
DBS Group Holdings Ltd.	308,860	12,248,710
South Korea 3.5%
Samsung Electronics Co., Ltd.	620,366	37,191,145
Shinhan Financial Group Co., Ltd.	256,090	12,911,535
Total		50,102,680
Spain 0.3%
CaixaBank SA	370,532	3,913,528
Sweden 1.3%
Boliden AB(a)	91,400	3,730,799
Essity AB, Class B	239,400	6,257,707
Skandinaviska Enskilda Banken AB, Class A	418,300	8,201,839
Total		18,190,345
Switzerland 6.1%
Cie Financiere Richemont SA, Class A, Registered Shares	32,300	6,200,515
Glencore PLC(a)	1,153,400	5,312,131
Julius Baer Group Ltd.	268,134	18,670,832
Nestlé SA, Registered Shares	103,500	9,504,948
Novartis AG, Registered Shares	49,900	6,416,062
Roche Holding AG, Genusschein Shares	77,291	25,736,633
UBS AG	377,864	15,535,331
Total		87,376,452
United Kingdom 11.8%
Ashtead Group PLC	74,800	5,016,193
Aviva PLC	658,144	6,088,358
Barclays Bank PLC	1,679,713	8,642,670
Barratt Redrow PLC	573,400	3,016,751
BP PLC	1,499,500	8,609,608
Bunzl PLC	82,100	2,594,952
CNH Industrial NV	61,200	664,020
DCC PLC	101,994	6,565,551
HSBC Holdings PLC	1,163,372	16,418,808
Inchcape PLC	420,200	3,915,035
Informa PLC	265,500	3,288,562
J. Sainsbury PLC	3,616,092	16,258,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Kingfisher PLC	771,200	3,212,641
Legal & General Group PLC	1,447,600	4,649,569
Lloyds Banking Group PLC	10,792,800	12,212,975
Pearson PLC	292,800	4,163,930
Persimmon PLC	177,200	2,768,318
Reckitt Benckiser Group PLC	353,915	27,252,171
Smith & Nephew PLC	249,500	4,525,269
Standard Chartered PLC	199,289	3,867,714
Tesco PLC	2,480,852	14,869,460
Travis Perkins PLC	341,791	2,812,898
Unilever PLC	98,500	5,822,202
Wise PLC, Class A(a)	198,400	2,765,758
Total		170,002,177
United States 3.0%
GSK PLC	1,047,975	22,502,098
Linde PLC	9,600	4,560,000
Medtronic PLC	119,635	11,394,037
Tenaris SA	260,300	4,664,085
Total		43,120,220
Total Common Stocks (Cost $1,159,461,651)		1,409,799,773

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Henkel AG & Co. KGaA	58,000	4,679,807
Total Preferred Stocks (Cost $4,531,356)		4,679,807

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	13,023,861	13,019,954
Total Money Market Funds (Cost $13,019,280)		13,019,954
Total Investments in Securities (Cost $1,177,012,287)		1,427,499,534
Other Assets & Liabilities, Net		10,798,839
Net Assets		$1,438,298,373

Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	6,044,281	177,661,702	(170,686,729)	700	13,019,954	(2,660)	312,618	13,023,861
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners International Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7056_12_D01_(11/25)